Derivative Assets And Liabilities (Schedule Of Interest Rate Derivatives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Assets And Liabilities [Abstract]
Change in fair value of interest rate caps and floors	$ 59,312	$ 27,720	$ (23,692)
Change in fair value of interest rate swaps acquired in Genesis Transaction	(39,536)	(22,947)
Interest rate derivatives	$ 19,776	$ 4,773	$ (23,692)